Shareholder Report	12 Months Ended	19 Months Ended	50 Months Ended	57 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Metaverse ETF
Class Name	Fidelity® Metaverse ETF
Trading Symbol	FMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained 20% and was a notable contributor to the fund's performance for the fiscal year.
•By sector, information technology rose 17% and contributed most, driven by the semiconductors & semiconductor equipment industry (+81%). Industrials stocks also helped, gaining roughly 214% and benefiting from the commercial & professional services industry (+214%). The real estate sector was up 20%, boosted by equity real estate investment trusts (+20%). Consumer discretionary (+19%) also contributed, lifted by consumer durables & apparel stocks (+19%).
•In contrast, Asia Pacific ex Japan, primarily Israel (-75%), returned -62% and detracted most, followed by emerging markets (-10%), especially South Korea (-21%). From a sector standpoint, communication services returned about -9% and hurt most, hampered by the media & entertainment industry (-9%).
•Turning to individual stocks, the biggest contributor was Advanced Micro Devices (+299%), from the semiconductors & semiconductor equipment group. From the same industry, Monolithic Power Systems gained approximately 89% and helped as well. Alphabet, within the media & entertainment group, gained 105% and lifted the fund, as did Planet Labs PBC (+214%), a stock in the commercial & professional services group. Among technology hardware & equipment firms, Apple (+41%) further contributed.
•Conversely, the biggest detractor was Adobe (-47%), from the software & services industry. In the same group, Wix.com (-75%) and Microsoft (-24%) also hurt. Lastly, ROBLOX (-49%) and Meta Platforms (-23%), within the media & entertainment industry, hindered the fund as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through June 30, 2026. Initial investment of $10,000. Fidelity® Metaverse ETF $10,000 $8,433 $10,209 $12,175 $13,652 Fidelity Metaverse Index℠ $10,000 $8,444 $10,274 $12,307 $13,851 MSCI ACWI (All Country World Index) Index $10,000 $8,644 $10,111 $12,111 $14,115 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Metaverse ETF - NAV 8.87% 9.90% Fidelity Metaverse Index℠ 9.30% 10.38% MSCI ACWI (All Country World Index) Index 24.03% 14.26% A From April 19, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 44,024,727	$ 44,024,727	$ 44,024,727	$ 44,024,727
Holdings Count | shares	53	53	53	53
Advisory Fees Paid, Amount	$ 178,539
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$44,024,727
Number of Holdings	53
Total Advisory Fee	$178,539
Portfolio Turnover	33%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.7 Communication Services 40.8 Real Estate 8.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 77.4 China 9.3 Korea (South) 5.0 Japan 2.4 France 2.4 Germany 0.8 Israel 0.8 Singapore 0.7 Sweden 0.7 Hong Kong 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.4 China - 9.3 Korea (South) - 5.0 Japan - 2.4 France - 2.4 Germany - 0.8 Israel - 0.8 Singapore - 0.7 Sweden - 0.7 Hong Kong - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Advanced Micro Devices Inc 5.4 Alphabet Inc Class A 4.7 Equinix Inc 4.7 Apple Inc 4.5 NVIDIA Corp 4.5 Meta Platforms Inc Class A 4.4 Microsoft Corp 4.2 Adobe Inc 3.9 QUALCOMM Inc 3.7 Digital Realty Trust Inc 3.5 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Electric Vehicles and Future Transportation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Electric Vehicles and Future Transportation ETF
Class Name	Fidelity® Electric Vehicles and Future Transportation ETF
Trading Symbol	FDRV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained 33% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+57%), especially Germany (+98%).
•By sector, information technology rose about 75% and helped most, driven by the semiconductors & semiconductor equipment industry (+87%). Industrials stocks also lifted performance, gaining about 48% and benefiting from the capital goods industry (+93%). The materials sector rose roughly 81%.
•Conversely, Asia Pacific ex Japan, primarily Israel (-62%), returned -62% and was a notable detractor. From a sector standpoint, consumer discretionary returned approximately -10% and hurt most. This group was hampered by the automobiles & components industry (-9%).
•Turning to individual stocks, the biggest contributor was Renesas Electronics (+128%), from the semiconductors & semiconductor equipment category. Within the same group, Infineon Technologies (+116%) and Allegro MicroSystems (+102%) boosted the fund. Contemporary Amperex Technology (+118%) and Bloom Energy (+503%), within the capital goods segment, further lifted the fund.
•In contrast, the biggest detractor was Li Auto (-57%), from the automobiles & components industry. Within the same group, BYD (-41%), Lucid (-68%) and XPeng (-28%) hurt as well. Lastly, in transportation, Uber Technologies (-22%) also pressured the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2026. Initial investment of $10,000. Fidelity® Electric Vehicles and Future Transportation ETF $10,000 $7,085 $7,607 $5,359 $5,976 $7,880 Fidelity Electric Vehicles and Future Transportation Index℠ $10,000 $7,184 $7,751 $5,483 $6,115 $8,020 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 $13,918 $17,262 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Electric Vehicles and Future Transportation ETF - NAV 31.86% -4.91% Fidelity Electric Vehicles and Future Transportation Index℠ 31.16% -4.55% MSCI ACWI (All Country World Index) Index 24.03% 12.22% A From October 5, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 27,985,593	$ 27,985,593	$ 27,985,593	$ 27,985,593
Holdings Count | shares	53	53	53	53
Advisory Fees Paid, Amount	$ 111,185
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$27,985,593
Number of Holdings	53
Total Advisory Fee	$111,185
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 44.1 Information Technology 31.7 Industrials 20.7 Materials 3.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 44.0 China 25.7 Japan 6.5 Germany 6.2 Netherlands 4.3 Korea (South) 3.3 Sweden 2.8 Israel 2.0 Canada 1.5 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 44.0 China - 25.7 Japan - 6.5 Germany - 6.2 Netherlands - 4.3 Korea (South) - 3.3 Sweden - 2.8 Israel - 2.0 Canada - 1.5 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Tesla Inc 5.0 Uber Technologies Inc 4.9 Contemporary Amperex Technology Co Ltd H Shares 4.8 Infineon Technologies AG 4.6 NXP Semiconductors NV 4.3 BYD Co Ltd H Shares 3.9 Rivian Automotive Inc Class A 3.8 Allegro MicroSystems Inc 3.6 Aptiv PLC 3.4 Aurora Innovation Inc Class A 3.1 41.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Crypto Industry and Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Crypto Industry and Digital Payments ETF
Class Name	Fidelity® Crypto Industry and Digital Payments ETF
Trading Symbol	FDIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained 30% and contributed most to the fund's performance for the fiscal year, followed by Canada (+204%).
•By sector, information technology rose approximately 98% and helped most, driven by the software & services industry (+103%).
•Conversely, emerging markets returned about -32% and detracted most, followed by Europe ex U.K. (-41%). From a sector standpoint, financials returned approximately -29% and hurt most. This group was hampered by the financial services industry (-29%). Communication services (-43%) and health care (-27%), especially the health care equipment & services industry (-27%), further hampered performance. Other detractors included the consumer discretionary (-13%) and industrials (-15%) sectors.
•Turning to individual stocks, the top contributor was IREN (+207%), from the software & services industry. Within the same category, Terawulf (+470%), Hut 8 (+516%), Cipher Digital (+423%) and Applied Digital (+278%) boosted the fund.
•In contrast, the biggest detractor was Coinbase Global (-58%), from the financial services category. In the same group, Bullish (-66%) and Fiserv (-72%) hurt the fund's performance. Lastly, in software & services, BitMine Immersion Technologies (-78%) and Circle Internet (-56%) also hindered the fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through June 30, 2026. Initial investment of $10,000. Fidelity® Crypto Industry and Digital Payments ETF $10,000 $4,808 $7,450 $11,374 $13,983 Fidelity Crypto Industry and Digital Payments Index℠ $10,000 $4,812 $7,479 $11,466 $14,118 MSCI ACWI (All Country World Index) Index $10,000 $8,644 $10,111 $12,111 $14,115 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Crypto Industry and Digital Payments ETF - NAV 22.09% 13.58% Fidelity Crypto Industry and Digital Payments Index℠ 22.16% 13.86% MSCI ACWI (All Country World Index) Index 24.03% 14.26% A From April 19, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 263,033,808	$ 263,033,808	$ 263,033,808	$ 263,033,808
Holdings Count | shares	62	62	62	62
Advisory Fees Paid, Amount	$ 1,032,887
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$263,033,808
Number of Holdings	62
Total Advisory Fee	$1,032,887
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 48.0 Information Technology 47.2 Consumer Discretionary 2.1 Health Care 1.1 Industrials 0.8 Communication Services 0.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 74.4 Australia 6.0 Japan 4.2 Canada 2.8 Brazil 2.6 United Kingdom 1.9 Netherlands 1.6 Italy 1.5 Israel 1.3 Others 3.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.4 Australia - 6.0 Japan - 4.2 Canada - 2.8 Brazil - 2.6 United Kingdom - 1.9 Netherlands - 1.6 Italy - 1.5 Israel - 1.3 Others - 3.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coinbase Global Inc Class A 4.7 IREN Ltd 4.4 Applied Digital Corp 3.7 Terawulf Inc 3.6 Cipher Digital Inc 3.5 MARA Holdings Inc 3.4 Block Inc Class A 3.4 Circle Internet Group Inc Class A 3.2 Hut 8 Corp (United States) 3.2 Riot Platforms Inc 3.1 36.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Cloud Computing ETF
Class Name	Fidelity® Cloud Computing ETF
Trading Symbol	FCLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 46	0.39%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained approximately 43% and was a notable contributor to the fund's performance for the fiscal year.
•By sector, information technology gained approximately 39% and helped most, driven by the technology hardware & equipment industry (+539%). Real estate stocks also boosted performance, gaining about 20% and benefiting from the equity real estate investment trusts industry (+20%). The industrials sector rose 24%, aided by commercial & professional services stocks (+24%). Consumer discretionary (+9%) also contributed, lifted by the consumer discretionary distribution & retail industry (+9%).
•In contrast, Asia Pacific ex Japan, primarily Israel (-55%), returned roughly -55% and detracted most, followed by emerging markets (-14%), especially China (-47%). From a sector standpoint, communication services returned roughly -76% and hurt most. This group was hampered by the media & entertainment industry (-76%).
•Turning to individual stocks, the top contributor was Sandisk (+2078%), from the technology hardware & equipment category. Within the same group, Seagate Technology Holdings (+574%) and Western Digital (+489%) lifted the fund as well. Lastly, in software & services, DigitalOcean Holdings (+447%) and Datadog (+93%) also boosted the fund.
•Conversely, the biggest detractor was ServiceNow (-52%), from the software & services industry. In the same category, HubSpot (-67%), Salesforce (-42%), Atlassian (-62%) and Workday (-49%) also hurt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2026. Initial investment of $10,000. Fidelity® Cloud Computing ETF $10,000 $6,331 $7,755 $9,629 $11,358 $15,488 Fidelity Cloud Computing Index℠ $10,000 $6,385 $7,854 $9,710 $11,499 $15,761 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 $13,918 $17,262 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Cloud Computing ETF - NAV 36.36% 9.67% Fidelity Cloud Computing Index℠ 37.06% 10.08% MSCI ACWI (All Country World Index) Index 24.03% 12.22% A From October 5, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 110,402,801	$ 110,402,801	$ 110,402,801	$ 110,402,801
Holdings Count | shares	53	53	53	53
Advisory Fees Paid, Amount	$ 353,569
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$110,402,801
Number of Holdings	53
Total Advisory Fee	$353,569
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 88.2 Real Estate 7.0 Communication Services 2.6 Consumer Discretionary 2.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 94.3 Taiwan 1.8 China 1.5 Israel 1.3 Germany 0.7 France 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.3 Taiwan - 1.8 China - 1.5 Israel - 1.3 Germany - 0.7 France - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sandisk Corp 6.1 Western Digital Corp 5.3 Seagate Technology Holdings PLC 5.0 AppLovin Corp Class A 4.4 Microsoft Corp 4.1 Salesforce Inc 3.9 Equinix Inc 3.9 Datadog Inc Class A 3.9 Snowflake Inc 3.8 ServiceNow Inc 3.6 44.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Clean Energy ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Clean Energy ETF
Class Name	Fidelity® Clean Energy ETF
Trading Symbol	FRNW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 51	0.39%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2026, reflecting a late-period surge that followed a downturn amid conflict in the Middle East and growing concern about the viability of investments in artificial intelligence.
•Against this backdrop, the United States gained roughly 111% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+49%).
•By sector, industrials gained approximately 135% and contributed most, driven by the capital goods industry. Utilities stocks also helped, gaining 25%. The information technology sector rose approximately 29%, boosted by the semiconductors & semiconductor equipment industry (+50%).
•In contrast, emerging markets, primarily China (-9%), returned about -4% and was a notable detractor. From a sector standpoint, materials returned about -22% and hurt most, followed by energy (-6%).
•Turning to individual stocks, the top contributor was Bloom Energy (+1167%), from the capital goods industry. From the same category, GE Vernova (+120%), Nextpower (+117%) and Vestas Wind Systems (+90%) helped as well. In utilities, Enlight Renewable Energy gained 286% and also boosted the fund.
•Conversely, the biggest detractor was Itron (-34%), from the technology hardware & equipment group. Within the same industry, Landis+Gyr returned -21% and hurt the fund's performance, as did China Datang (-47%) and China Longyuan Power (-28%) in the utilities sector. Lastly, Hanwha Solutions (-22%), a stock in the materials sector, also hindered the fund and was no longer held as of period end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2026. Initial investment of $10,000. Fidelity® Clean Energy ETF $10,000 $8,388 $8,397 $5,931 $6,455 $10,251 Fidelity Clean Energy Index℠ $10,000 $8,508 $8,539 $6,049 $6,602 $10,497 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 $13,918 $17,262 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Clean Energy ETF - NAV 58.80% 0.52% Fidelity Clean Energy Index℠ 59.00% 1.03% MSCI ACWI (All Country World Index) Index 24.03% 12.22% A From October 5, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 109,858,940	$ 109,858,940	$ 109,858,940	$ 109,858,940
Holdings Count | shares	53	53	53	53
Advisory Fees Paid, Amount	$ 253,141
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$109,858,940
Number of Holdings	53
Total Advisory Fee	$253,141
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 45.2 Industrials 36.8 Information Technology 16.8 Energy 0.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 35.3 China 9.8 Denmark 9.0 Spain 7.8 Canada 7.2 Germany 7.2 New Zealand 4.0 Portugal 3.7 Israel 3.2 Others 12.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 35.3 China - 9.8 Denmark - 9.0 Spain - 7.8 Canada - 7.2 Germany - 7.2 New Zealand - 4.0 Portugal - 3.7 Israel - 3.2 Others - 12.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Vernova Inc 6.1 Vestas Wind Systems A/S 4.7 Bloom Energy Corp Class A 4.5 EDP SA 3.7 First Solar Inc 3.7 Nextpower Inc Class A 3.3 Enlight Renewable Energy Ltd 3.2 Acciona SA 3.0 Orsted AS 2.9 Nordex SE 2.8 37.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Value ETF
Class Name	Fidelity® Enhanced Large Cap Value ETF
Trading Symbol	FELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, sector positioning was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by an overweight in information technology, primarily within the technology hardware & equipment industry. Stock picking in consumer discretionary also boosted relative performance. Also contributing to our result was an underweight in consumer staples.
•The top individual relative contributor was an overweight in Western Digital (+847%). This position was decreased this period. The second-largest relative contributor was an overweight in Intel (+531%), one of our largest holdings at period end. An underweight in Accenture (-57%) also contributed. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily within the technology hardware & equipment industry. An overweight in consumer discretionary also hampered the fund's result, as did stock picks and an underweight in energy.
•The biggest individual relative detractor was Sandisk (+241%), a stake that was established this period. A second notable relative detractor was an overweight in Fiserv (-71%). The position was increased this period. Another notable relative detractor was an overweight in Adobe (-47%). This period the position in the stock was increased.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to materials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced Large Cap Value ETF $10,000 $11,629 $12,813 $13,622 $12,545 $18,538 $17,620 $19,424 $22,220 $25,219 $32,320 Russell 1000® Value Index $10,000 $11,553 $12,335 $13,379 $12,197 $17,525 $16,330 $18,214 $20,592 $23,414 $29,757 Russell 1000® Index $10,000 $11,803 $13,519 $14,873 $15,986 $22,871 $19,890 $23,742 $29,410 $34,017 $41,504 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Value ETF - NAV A 28.16% 11.76% 12.45% Russell 1000® Value Index 27.09% 11.17% 11.52% Russell 1000® Index 22.01% 12.66% 15.29% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,197,805,604	$ 3,197,805,604	$ 3,197,805,604	$ 3,197,805,604
Holdings Count | shares	357	357	357	357
Advisory Fees Paid, Amount	$ 4,726,621
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$3,197,805,604
Number of Holdings	357
Total Advisory Fee	$4,726,621
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.1 Financials 19.1 Industrials 13.1 Health Care 10.8 Consumer Discretionary 10.1 Consumer Staples 5.4 Energy 5.3 Communication Services 4.7 Utilities 3.7 Real Estate 3.2 Materials 2.7 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 99.8 Netherlands 0.1 United Kingdom 0.1 Bermuda 0.0 Australia 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Netherlands - 0.1 United Kingdom - 0.1 Bermuda - 0.0 Australia - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Amazon.com Inc 5.2 Apple Inc 4.7 Microsoft Corp 3.4 Berkshire Hathaway Inc Class B 3.1 JPMorgan Chase & Co 2.6 Exxon Mobil Corp 1.9 Intel Corp 1.8 Johnson & Johnson 1.4 Cisco Systems Inc 1.3 UnitedHealth Group Inc 1.2 26.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced International ETF
Class Name	Fidelity® Enhanced International ETF
Trading Symbol	FENI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 32	0.28%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending June 30, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, stock picks in Japan and the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, led by industrials. Picks in financials, primarily within the financial services industry, also boosted the fund's relative performance, as did investment choices and an overweight in information technology.
•The top individual relative contributor was an overweight in Murata Manufacturing (+240%), a position that was established this period. The second-largest relative contributor was an overweight in Advantest (+168%). This period the position in the stock was increased. Another notable relative contributor was an underweight in SAP (-49%).
•In contrast, from a regional standpoint, stock selection in Asia Pacific ex Japan, primarily in Israel, and an underweight in Japan, detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Picks and an overweight in energy also hampered the fund's result, along with stock selection in real estate.
•The biggest individual relative detractor was an underweight in Infineon Technologies (+122%), a stake that was established this period. The second-largest relative detractor was an overweight in Bandai Namco Holdings (-34%), where the position was increased this period. An overweight in Sony (-18%) also hurt. This period our position in Sony was increased.
•Notable changes in geographic positioning include higher allocations to Spain and Netherlands. By sector, meaningful shifts included increased exposure to information technology and a lower allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced International ETF $10,000 $12,210 $13,120 $12,950 $12,134 $16,237 $13,325 $15,821 $18,122 $21,898 $27,215 MSCI EAFE Index $10,000 $12,051 $12,904 $13,072 $12,425 $16,475 $13,577 $16,161 $18,066 $21,328 $25,710 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced International ETF - NAV A 24.28% 10.88% 10.53% MSCI EAFE Index 20.54% 9.31% 9.90% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 10,288,598,760	$ 10,288,598,760	$ 10,288,598,760	$ 10,288,598,760
Holdings Count | shares	396	396	396	396
Advisory Fees Paid, Amount	$ 18,077,081
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$10,288,598,760
Number of Holdings	396
Total Advisory Fee	$18,077,081
Portfolio Turnover	98%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.2 Industrials 20.3 Information Technology 13.2 Consumer Discretionary 8.7 Health Care 8.2 Consumer Staples 5.9 Materials 4.8 Utilities 4.4 Energy 3.5 Communication Services 3.1 Real Estate 1.1 Common Stocks 98.0 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 Japan 23.1 United Kingdom 11.2 Germany 8.2 United States 8.0 France 7.1 Netherlands 6.7 Switzerland 5.7 Spain 5.4 Australia 5.3 Others 19.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 23.1 United Kingdom - 11.2 Germany - 8.2 United States - 8.0 France - 7.1 Netherlands - 6.7 Switzerland - 5.7 Spain - 5.4 Australia - 5.3 Others - 19.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 4.1 Nestle SA 1.7 Siemens AG 1.6 Tokyo Electron Ltd 1.4 Roche Holding AG 1.4 ABB Ltd 1.2 Iberdrola SA 1.2 UBS Group AG 1.2 BHP Group Ltd 1.2 Banco Bilbao Vizcaya Argentaria SA 1.2 16.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Core ETF
Class Name	Fidelity® Enhanced Large Cap Core ETF
Trading Symbol	FELC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by consumer discretionary. Stock selection in information technology, primarily within the software & services industry, also boosted the fund's relative performance. Also helping our relative result was an underweight in consumer staples.
•The top individual relative contributor was an overweight in Western Digital (+858%), where our position was decreased this period. A second notable relative contributor was an overweight in Micron Technology (+851%), a holding that was established this period and one of our biggest investments at period end. Another notable relative contributor was an overweight in Fortinet (+39%). This period the position in the stock was increased.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in industrials, primarily within the capital goods industry. Also hurting our result were picks in consumer staples, primarily within the food, beverage & tobacco industry, and communication services, especially media & entertainment stocks.
•The largest individual relative detractor was an underweight in Advanced Micro Devices (+309%). A second notable relative detractor was an overweight in Fiserv (-72%), where our investment was increased this period. Another notable relative detractor was an underweight in KLA (+239%). The stock was not held on June 30.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced Large Cap Core ETF $10,000 $11,645 $13,587 $14,739 $15,831 $22,603 $20,636 $24,326 $30,636 $34,947 $42,881 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Core ETF - NAV A 22.70% 13.66% 15.67% S&P 500® Index 22.32% 13.41% 15.51% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,804,475,407	$ 7,804,475,407	$ 7,804,475,407	$ 7,804,475,407
Holdings Count | shares	257	257	257	257
Advisory Fees Paid, Amount	$ 10,958,283
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$7,804,475,407
Number of Holdings	257
Total Advisory Fee	$10,958,283
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 38.1 Financials 13.1 Industrials 10.5 Communication Services 10.5 Consumer Discretionary 8.8 Health Care 8.2 Energy 2.6 Consumer Staples 2.5 Utilities 1.4 Real Estate 1.0 Materials 0.8 Common Stocks 97.5 Short-Term Investments and Net Other Assets (Liabilities) 2.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.5 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 United States 99.8 Singapore 0.1 United Kingdom 0.1 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Singapore - 0.1 United Kingdom - 0.1 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.9 Apple Inc 6.9 Microsoft Corp 4.0 Amazon.com Inc 3.8 Alphabet Inc Class A 3.6 Broadcom Inc 3.2 Alphabet Inc Class C 2.4 Meta Platforms Inc Class A 2.2 Micron Technology Inc 2.1 Berkshire Hathaway Inc Class B 1.9 38.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Growth ETF
Class Name	Fidelity® Enhanced Large Cap Growth ETF
Trading Symbol	FELG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by communication services, primarily within the media & entertainment industry. Stock selection in information technology also boosted the fund's relative performance. Also helping our relative result were stock picks and an overweight in health care, primarily within the health care equipment & services industry.
•The top individual relative contributor was an overweight in Micron Technology (+349%), a position we established this period and one of the fund's biggest holdings at period end. A second notable relative contributor was an overweight in Comfort Systems USA (+188%), an investment that was established this period. Another notable relative contributor was our stake in Intuit (-66%). This period the fund's stake in the stock was increased.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in industrials, primarily among capital goods stocks. An overweight in energy also hampered the fund's result, as did picks and an underweight in materials.
•The biggest individual relative detractor was an underweight in Advanced Micro Devices (+309%). The fund's stake in this stock was increased this period. The company was one of our largest holdings at period end. The second-largest relative detractor was an overweight in Atlassian (-64%). Another notable relative detractor was an underweight in KLA (+239%).
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced Large Cap Growth ETF $10,000 $11,848 $14,390 $15,625 $18,965 $27,313 $22,724 $28,237 $38,212 $44,077 $52,343 Russell 1000® Growth Index $10,000 $12,042 $14,753 $16,458 $20,290 $28,913 $23,485 $29,851 $39,846 $46,707 $54,976 Russell 1000® Index $10,000 $11,803 $13,519 $14,873 $15,986 $22,871 $19,890 $23,742 $29,410 $34,017 $41,504 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Growth ETF - NAV A 18.75% 13.89% 18.00% Russell 1000® Growth Index 17.71% 13.71% 18.58% Russell 1000® Index 22.01% 12.66% 15.29% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,645,794,522	$ 5,645,794,522	$ 5,645,794,522	$ 5,645,794,522
Holdings Count | shares	150	150	150	150
Advisory Fees Paid, Amount	$ 8,416,252
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,645,794,522
Number of Holdings	150
Total Advisory Fee	$8,416,252
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.2 Communication Services 14.6 Industrials 9.4 Consumer Discretionary 8.2 Health Care 5.4 Financials 4.7 Consumer Staples 1.4 Energy 0.6 Materials 0.1 Real Estate 0.1 Utilities 0.0 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 99.6 United Kingdom 0.3 Singapore 0.1 Australia 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 United Kingdom - 0.3 Singapore - 0.1 Australia - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.2 Apple Inc 7.6 Alphabet Inc Class A 6.6 Broadcom Inc 5.5 Microsoft Corp 5.0 Micron Technology Inc 4.2 Tesla Inc 3.5 Alphabet Inc Class C 3.4 Meta Platforms Inc Class A 3.2 Eli Lilly & Co 2.6 54.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Small Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Small Cap Core ETF
Class Name	Fidelity® Enhanced Small Cap Core ETF
Trading Symbol	FESM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Small Cap Core ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap Core ETF	$ 35	0.28%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the health care equipment & services industry, also boosted relative performance. Further contributing to our result were picks and an underweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in MaxLinear (+791%), one of our biggest holdings at period end. A second notable relative contributor was an overweight in Vicor (+725%). This period the position in the stock was decreased. An overweight in ACM Research (+394%) also helped. This period the stake in the firm was increased. It was one of our largest holdings at period end.
•In contrast, the biggest detractors from performance versus the benchmark were security selection and an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry. An underweight in health care, especially pharmaceuticals, biotechnology & life sciences stocks, also hampered the fund's result. Also detracting was stock picking in consumer staples, primarily within the consumer staples distribution & retail industry.
•The largest individual relative detractor was our stake in TTM Technologies (+110%), a position that was established this period. A second notable relative detractor was our stake in EchoStar (-17%), which was established this period. Another notable relative detractor was an overweight in Yelp (-29%). This period the stake in the stock was increased.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced Small Cap Core ETF $10,000 $12,199 $13,827 $13,164 $11,897 $20,018 $15,581 $18,001 $20,555 $22,855 $34,793 Russell 2000® Index $10,000 $12,460 $14,649 $14,164 $13,226 $21,429 $16,029 $18,002 $19,812 $21,334 $30,034 Russell 3000® Index $10,000 $11,851 $13,602 $14,824 $15,792 $22,767 $19,610 $23,327 $28,721 $33,114 $40,667 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Small Cap Core ETF - NAV A 52.23% 11.69% 13.28% Russell 2000® Index 40.78% 6.98% 11.62% Russell 3000® Index 22.81% 12.30% 15.06% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,784,918,310	$ 5,784,918,310	$ 5,784,918,310	$ 5,784,918,310
Holdings Count | shares	786	786	786	786
Advisory Fees Paid, Amount	$ 9,878,927
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,784,918,310
Number of Holdings	786
Total Advisory Fee	$9,878,927
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 18.0 Financials 17.8 Industrials 16.7 Information Technology 16.5 Consumer Discretionary 8.4 Energy 5.4 Materials 4.8 Real Estate 4.0 Communication Services 3.4 Utilities 2.1 Consumer Staples 1.0 Common Stocks 98.1 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 96.9 Singapore 0.9 Canada 0.8 Ireland 0.4 Puerto Rico 0.3 Thailand 0.2 Monaco 0.2 Switzerland 0.1 Norway 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.9 Singapore - 0.9 Canada - 0.8 Ireland - 0.4 Puerto Rico - 0.3 Thailand - 0.2 Monaco - 0.2 Switzerland - 0.1 Norway - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Guardant Health Inc 1.2 MaxLinear Inc 1.1 ACM Research Inc Class A 0.9 Kulicke & Soffa Industries Inc 0.8 EnerSys 0.8 Tenable Holdings Inc 0.8 Plexus Corp 0.8 Kodiak Gas Services Inc 0.7 Extreme Networks Inc 0.7 HealthEquity Inc 0.7 8.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Enhanced Small Cap ETF to Fidelity® Enhanced Small Cap Core ETF during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Enhanced Small Cap ETF to Fidelity® Enhanced Small Cap Core ETF during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Mid Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Mid Cap Core ETF
Class Name	Fidelity® Enhanced Mid Cap Core ETF
Trading Symbol	FMDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Mid Cap Core ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap Core ETF	$ 25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell MidCap Index for the fiscal year, especially within information technology. Also hurting our result were stock picks and an underweight in energy, along with security selection and an overweight in financials, primarily within the financial services industry.
•The largest individual relative detractor was Sandisk (+278%), a stake that was established this period. A second notable relative detractor was Corning (+178%), an investment that was established this period. Another notable relative detractor was an overweight in HubSpot (-67%). This period our investment in the stock was increased.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in information technology, primarily within the technology hardware & equipment industry. Stock selection in consumer discretionary, primarily within the consumer durables & apparel industry, also boosted relative performance. Also helping our relative result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Western Digital (+822%), where our stake was decreased this period. The company was among the fund's largest holdings on June 30. A second notable relative contributor was an overweight in Comfort Systems USA (+269%), one of the fund's largest holdings at period end. Another notable relative contributor was an underweight in Coinbase Global (-58%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the real estate sector and a higher allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced Mid Cap Core ETF $10,000 $11,787 $13,142 $13,738 $13,336 $19,989 $17,010 $19,545 $22,717 $26,851 $32,025 Russell Midcap® Index $10,000 $11,648 $13,084 $14,108 $13,792 $20,660 $17,087 $19,637 $22,165 $25,536 $31,060 Russell 3000® Index $10,000 $11,851 $13,602 $14,824 $15,792 $22,767 $19,610 $23,327 $28,721 $33,114 $40,667 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Mid Cap Core ETF - NAV A 19.27% 9.89% 12.34% Russell Midcap® Index 21.63% 8.50% 12.00% Russell 3000® Index 22.81% 12.30% 15.06% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,527,689,897	$ 7,527,689,897	$ 7,527,689,897	$ 7,527,689,897
Holdings Count | shares	427	427	427	427
Advisory Fees Paid, Amount	$ 11,200,609
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$7,527,689,897
Number of Holdings	427
Total Advisory Fee	$11,200,609
Portfolio Turnover	78%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.0 Information Technology 17.0 Financials 13.9 Consumer Discretionary 10.9 Health Care 9.0 Real Estate 5.6 Energy 5.4 Utilities 4.9 Materials 4.6 Communication Services 3.0 Consumer Staples 2.7 Common Stocks 97.0 Short-Term Investments and Net Other Assets (Liabilities) 3.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.0 United States 98.6 United Kingdom 0.6 Australia 0.3 Mexico 0.3 Bermuda 0.1 Puerto Rico 0.1 Guatemala 0.0 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.6 United Kingdom - 0.6 Australia - 0.3 Mexico - 0.3 Bermuda - 0.1 Puerto Rico - 0.1 Guatemala - 0.0 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Teradyne Inc 1.1 Keysight Technologies Inc 1.1 Comfort Systems USA Inc 1.1 Bank of New York Mellon Corp/The 1.0 Howmet Aerospace Inc 1.0 L3Harris Technologies Inc 1.0 AMETEK Inc 1.0 Marathon Petroleum Corp 1.0 Humana Inc 0.9 Allstate Corp/The 0.9 10.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Enhanced Mid Cap ETF to Fidelity® Enhanced Mid Cap Core ETF during the reporting period.	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Material Fund Change Name [Text Block]	The fund's name changed from Fidelity® Enhanced Mid Cap ETF to Fidelity® Enhanced Mid Cap Core ETF during the reporting period.
Material Fund Change Expenses [Text Block]	The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced U.S. All-Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Class Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Trading Symbol	FEAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Stock picking and an underweight in real estate also boosted relative performance, as did investment choices in materials.
•The top individual relative contributor was an overweight in Micron Technology (+862%), a position that was established this period and was one of our largest holdings on June 30. A second notable relative contributor was our stake in Marvell Technology (+193%). This period our position in the stock was decreased. An overweight in Lam Research (+222%) also contributed. This was an investment that was established this period and one of our largest holdings at the end of June.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services. Stock picks in health care, primarily within the health care equipment & services industry, also hampered the fund's return. Further hurting our result were stock picks and an overweight in energy.
•The largest individual relative detractor was an underweight in Intel (+523%), a position that was established this period. The second-largest relative detractor was an underweight in Applied Materials (+298%). Another notable relative detractor was an overweight in Adobe (-47%), where our position was increased this period.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 19, 2024 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced U.S. All-Cap Equity ETF $10,000 $10,534 $13,083 Russell 3000® Index $10,000 $10,493 $12,886 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Enhanced U.S. All-Cap Equity ETF - NAV A 24.20% 18.15% Russell 3000® Index A 22.81% 17.04% A From November 19, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 25,856,711	$ 25,856,711	$ 25,856,711	$ 25,856,711
Holdings Count | shares	482	482	482	482
Advisory Fees Paid, Amount	$ 18,387
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$25,856,711
Number of Holdings	482
Total Advisory Fee	$18,387
Portfolio Turnover	66%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 36.3 Industrials 12.1 Financials 12.0 Health Care 9.4 Communication Services 8.7 Consumer Discretionary 7.6 Energy 4.5 Materials 3.4 Consumer Staples 2.4 Real Estate 0.8 Utilities 0.6 Common Stocks 97.8 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 99.4 United Kingdom 0.2 Puerto Rico 0.1 Singapore 0.1 Ireland 0.1 Brazil 0.1 Israel 0.0 Panama 0.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.4 United Kingdom - 0.2 Puerto Rico - 0.1 Singapore - 0.1 Ireland - 0.1 Brazil - 0.1 Israel - 0.0 Panama - 0.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.1 Apple Inc 6.2 Microsoft Corp 3.2 Broadcom Inc 3.1 Alphabet Inc Class A 2.8 Amazon.com Inc 2.5 Micron Technology Inc 2.5 Alphabet Inc Class C 1.7 Eli Lilly & Co 1.7 Lam Research Corp 1.5 32.3
Fidelity Enhanced Emerging Markets ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Emerging Markets ETF
Class Name	Fidelity® Enhanced Emerging Markets ETF
Trading Symbol	FEMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF	$ 49	0.39%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending June 30, 2026, boosted by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some global central banks.
•Against this backdrop, security selection and an overweight in Emerging Asia, as well as an underweight in the Middle East, contributed to the fund's performance versus the MSCI Emerging Markets (Net MA) Index for the fiscal year.
•By sector, the biggest contributors to performance versus the benchmark were stock picks and an overweight in information technology. Stock selection and an underweight in consumer discretionary also helped. Also lifting the fund's relative result was an underweight in consumer staples.
•The top individual relative contributor was SK Hynix (+686%), where our stake was increased this period. The company was one of the fund's largest holdings. The second-largest relative contributor was an overweight in Delta Electronics (+331%). This period exposure to the stock was increased. The company was one of the fund's largest holdings. Another notable relative contributor was an overweight in MediaTek (+221%), where the position also was increased. The stock was one of the fund's biggest holdings.
•In contrast, from a regional standpoint, a non-benchmark allocation to the Middle East, primarily the United Arab Emirates, detracted from the fund's relative result.
•By sector, the biggest detractors from performance versus the benchmark were security selection and an overweight in energy. Stock picks in communication services also hampered the fund's result, as did an overweight in industrials.
•The biggest individual relative detractor was our stake in Qfin Holdings (-67%). The stock was not held at period end. The second-largest relative detractor was Samsung Electro-Mechanics (+9%), a position that was established this period. The company was one of our biggest holdings on June 30. Another notable relative detractor was an overweight in Fosun International (-20%). This was an investment that was established this period.
•Notable changes in positioning include increased exposure to South Korea and Taiwan. By sector, meaningful shifts included increased exposure to materials and information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 19, 2024 through June 30, 2026. Initial investment of $10,000. Fidelity® Enhanced Emerging Markets ETF $10,000 $11,400 $17,240 MSCI Emerging Markets Index $10,000 $11,338 $16,269 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund Fidelity® Enhanced Emerging Markets ETF - NAV A 51.23% 40.23% MSCI Emerging Markets Index A 43.49% 35.27% A From November 19, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Nov. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 158,386,054	$ 158,386,054	$ 158,386,054	$ 158,386,054
Holdings Count | shares	145	145	145	145
Advisory Fees Paid, Amount	$ 261,712
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$158,386,054
Number of Holdings	145
Total Advisory Fee	$261,712
Portfolio Turnover	130%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 46.7 Financials 16.1 Industrials 9.7 Communication Services 6.1 Energy 5.6 Consumer Discretionary 5.1 Materials 5.1 Health Care 1.3 Real Estate 0.9 Utilities 0.8 Consumer Staples 0.8 Common Stocks 96.9 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 Taiwan 29.6 Korea (South) 22.0 China 21.2 India 7.8 Brazil 4.0 United States 2.4 Saudi Arabia 2.3 Thailand 2.2 Mexico 1.9 Others 6.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Taiwan - 29.6 Korea (South) - 22.0 China - 21.2 India - 7.8 Brazil - 4.0 United States - 2.4 Saudi Arabia - 2.3 Thailand - 2.2 Mexico - 1.9 Others - 6.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 11.8 SK Hynix Inc 6.7 Samsung Electronics Co Ltd 6.5 MediaTek Inc 2.2 Tencent Holdings Ltd 2.0 Delta Electronics Inc 1.6 SK Square Co Ltd 1.5 Samsung Electro-Mechanics Co Ltd 1.4 Hon Hai Precision Industry Co Ltd 1.4 ASE Technology Holding Co Ltd 1.3 36.4
Fidelity Enhanced Small Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Small Cap Growth ETF
Class Name	Fidelity® Enhanced Small Cap Growth ETF
Trading Symbol	FSEG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Small Cap Growth ETF for the period April 28, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap Growth ETFA	$ 5	0.28%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.28%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,713,405	$ 5,713,405	$ 5,713,405	$ 5,713,405
Holdings Count | shares	420	420	420	420
Advisory Fees Paid, Amount	$ 2,645
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,713,405
Number of Holdings	420
Total Advisory Fee	$2,645
Portfolio TurnoverA	42%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 26.5 Information Technology 22.8 Industrials 18.8 Financials 10.6 Consumer Discretionary 7.6 Materials 4.9 Energy 4.1 Communication Services 2.7 Real Estate 1.2 Consumer Staples 0.3 Utilities 0.0 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.0 Singapore 1.2 Canada 0.5 Ireland 0.4 Puerto Rico 0.3 Thailand 0.3 Norway 0.2 Switzerland 0.1 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.0 Singapore - 1.2 Canada - 0.5 Ireland - 0.4 Puerto Rico - 0.3 Thailand - 0.3 Norway - 0.2 Switzerland - 0.1 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) MaxLinear Inc 1.3 Materion Corp 1.0 Guardant Health Inc 1.0 Kodiak Gas Services Inc 0.9 Advanced Energy Industries Inc 0.9 Commvault Systems Inc 0.9 Kulicke & Soffa Industries Inc 0.9 Tenable Holdings Inc 0.8 Arteris Inc 0.8 Balchem Corp 0.8 9.3
Fidelity Enhanced Mid Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Mid Cap Value ETF
Class Name	Fidelity® Enhanced Mid Cap Value ETF
Trading Symbol	FEMV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Mid Cap Value ETF for the period April 28, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap Value ETFA	$ 4	0.23%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.23%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 5,296,643	$ 5,296,643	$ 5,296,643	$ 5,296,643
Holdings Count | shares	217	217	217	217
Advisory Fees Paid, Amount	$ 2,107
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$5,296,643
Number of Holdings	217
Total Advisory Fee	$2,107
Portfolio TurnoverA	30%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 15.1 Information Technology 12.0 Real Estate 9.0 Consumer Discretionary 8.9 Health Care 8.3 Energy 7.6 Materials 6.2 Utilities 5.3 Consumer Staples 4.9 Communication Services 3.4 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 97.5 Australia 0.7 United Kingdom 0.7 Puerto Rico 0.6 Belgium 0.4 Japan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Australia - 0.7 United Kingdom - 0.7 Puerto Rico - 0.6 Belgium - 0.4 Japan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Marathon Petroleum Corp 1.3 Keysight Technologies Inc 1.2 Bank of New York Mellon Corp/The 1.1 Kinder Morgan Inc 1.0 Valero Energy Corp 1.0 Corteva Inc 1.0 AMETEK Inc 1.0 Ciena Corp 1.0 United Airlines Holdings Inc 1.0 VICI Properties Inc 1.0 10.6
Fidelity Enhanced Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Small Cap Value ETF
Class Name	Fidelity® Enhanced Small Cap Value ETF
Trading Symbol	FSEV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Small Cap Value ETF for the period April 28, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap Value ETFA	$ 5	0.28%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.28%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 6,677,571	$ 6,677,571	$ 6,677,571	$ 6,677,571
Holdings Count | shares	387	387	387	387
Advisory Fees Paid, Amount	$ 2,744
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,677,571
Number of Holdings	387
Total Advisory Fee	$2,744
Portfolio TurnoverA	36%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.0 Industrials 14.6 Information Technology 9.7 Consumer Discretionary 9.5 Health Care 9.4 Real Estate 7.4 Energy 6.9 Materials 5.9 Communication Services 3.5 Utilities 3.3 Consumer Staples 1.0 Common Stocks 98.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 96.9 Ireland 0.8 Canada 0.8 United Kingdom 0.5 Cameroon 0.2 Puerto Rico 0.2 Monaco 0.2 Panama 0.2 Norway 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.9 Ireland - 0.8 Canada - 0.8 United Kingdom - 0.5 Cameroon - 0.2 Puerto Rico - 0.2 Monaco - 0.2 Panama - 0.2 Norway - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Phillips Edison & Co Inc 1.0 EnerSys 1.0 Fluor Corp 1.0 UMB Financial Corp 0.9 Bread Financial Holdings Inc 0.9 Commercial Metals Co 0.9 Valley National Bancorp 0.8 Cushman & Wakefield Ltd 0.8 Diodes Inc 0.8 OPENLANE Inc 0.8 8.9
Fidelity Enhanced Mid Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Mid Cap Growth ETF
Class Name	Fidelity® Enhanced Mid Cap Growth ETF
Trading Symbol	FEMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Mid Cap Growth ETF for the period April 28, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap Growth ETFA	$ 4	0.23%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.23%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 6,685,262	$ 6,685,262	$ 6,685,262	$ 6,685,262
Holdings Count | shares	151	151	151	151
Advisory Fees Paid, Amount	$ 2,442
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,685,262
Number of Holdings	151
Total Advisory Fee	$2,442
Portfolio TurnoverA	53%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.3 Industrials 22.0 Consumer Discretionary 13.6 Health Care 11.8 Financials 6.8 Communication Services 4.8 Energy 3.6 Utilities 2.6 Consumer Staples 2.4 Real Estate 2.0 Materials 0.6 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 99.0 Australia 0.5 Korea (South) 0.2 Puerto Rico 0.1 Thailand 0.1 Canada 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.0 Australia - 0.5 Korea (South) - 0.2 Puerto Rico - 0.1 Thailand - 0.1 Canada - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Cloudflare Inc Class A 2.9 Comfort Systems USA Inc 2.8 Teradyne Inc 2.6 Snowflake Inc 2.4 Lumentum Holdings Inc 2.4 Rocket Lab Corp 2.4 Targa Resources Corp 2.3 Vistra Corp 2.2 Datadog Inc Class A 2.0 Royal Caribbean Cruises Ltd 2.0 24.0